Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005456 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005456 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005456 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005456 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005456 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005456 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005456 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005456 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005456 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005456 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005456 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000005456 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005456 | Implants
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005456 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005456 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005456 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005456 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005456 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005456 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005456 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169937 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000169937 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169937 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169937 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169937 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169937 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169937 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169937 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169937 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169937 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169937 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000169937 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000169937 | Implants
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000169937 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169937 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169937 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169937 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169937 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169937 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169937 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%